SUPPLEMENT DATED AUGUST 9, 2011
TO PROSPECTUS DATED MAY 1, 2011
FOR
TFLIC FREEDOM ELITE BUILDER®
TFLIC FREEDOM ELITE BUILDER II®
TFLIC FINANCIAL FREEDOM BUILDER®
Each An Individual Flexible Premium Variable Life Insurance Policy
and
TO PROSPECTUS DATED MAY 1, 2008
FOR
TFLIC FREEDOM WEALTH PROTECTORSM
 A Joint Survivor Flexible Premium Variable Life Insurance Policy
Issued through
TFLIC Series Life Account
By
Transamerica Financial Life Insurance Company

This Supplement modifies certain information contained in your TFLIC Freedom Elite Builder®, TFLIC Freedom Elite Builder II®, TFLIC Freedom Wealth ProtectorSM and/or TFLIC Financial Freedom Builder® prospectuses.  Please read it carefully and retain it for future reference.  All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

The following information replaces the information that is contained in your current product prospectus or supplement to your prospectus:

Effective September 9, 2011, all Claims and Forms should be sent to:

4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE